Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.38

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
202405001			XXX	Application Date	XXX	XXX